Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective June, 2025, Damian M. McIntyre, CFA, FRM and CAIA, Portfolio Manager, has been added to the Fund’s portfolio management team.
Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:
“Damian M. McIntyre, CFA, FRM and CAIA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2025.”
June 23, 2025

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457038 (6/25)
© 2025 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JANUARY 31, 2025
Effective June 2025, Damian M. McIntyre, CFA, FRM and CAIA, Portfolio Manager, has been added to the Fund’s portfolio management team.
1. Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:
“Damian M. McIntyre, CFA, FRM and CAIA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2025.”
2. Under the section entitled “Who Manages the Fund?”, in the sub-section entitled “Portfolio Manager Information,” please add the following:
“Damian M. McIntyre
Damian M. McIntyre, CFA, FRM and CAIA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2025.
Mr. McIntyre is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2008; has worked in investment management since 2008; and has managed investment portfolios since 2014. Education: B.S. and M.B.A., Carnegie Mellon University.”
3. In the SAI, under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please add the following:
“The following information is provided as of April 30, 2025.
Damian McIntyre, Portfolio Manager
Types of Accounts Managed by Damian McIntyre	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	3/$653.3 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Damian McIntyre is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. McIntyre is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. McIntyre is responsible when his compensation is calculated may be equal or can vary.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. McIntyre was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.
June 23, 2025

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457037 (6/25)
© 2025 Federated Hermes, Inc.